DEBENTURES - RELATED PARTY (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total	$ 315,192	$ 434,192	$ 574,078
Less : Debt discount	(5,445)	(17,720)	(76,492)
Carrying value	309,747	416,472	497,586
Less: Current portion	(309,747)	(391,472)	0
Total long-term debentures - related party	0	25,000	497,586
Line of credit convertible debenture - related party [Member]
Total	290,192	409,192	150,000
2014 non-convertible debenture - related party [Member]
Total	$ 25,000	$ 25,000	$ 424,078